Waddell & Reed Advisors
                    International Growth Fund

                    Semiannual
                    Report
                    -----------------
                    December 31, 2002

CONTENTS

         3     President's Letter

         5     Performance Summary

         7     Portfolio Highlights

         8     Investments

        13     Statement of Assets and Liabilities

        14     Statement of Operations

        15     Statement of Changes in Net Assets

        16     Financial Highlights

        20     Notes to Financial Statements

        26     Independent Auditors' Report

        27     Directors & Officers












This report is submitted for the general information of the shareholders of Waddell & Reed Advisors International Growth Fund, Inc. It is not authorized for distribution to prospective investors in the Fund unless accompanied with or preceded by the Waddell & Reed Advisors International Growth Fund, Inc. current prospectus and current Fund performance information.

PRESIDENT'S LETTER OF INTERNATIONAL GROWTH FUND
-----------------------------------------------------------------
   DECEMBER 31, 2002


Dear Shareholder,

Enclosed is our report on your Fund's operations for the six months ended December 31, 2002.

While the last six months brought a continuation of the geopolitical turmoil and corporate accounting scandals that have dashed investor confidence for most of the year, economic news did turn more positive during the period. The U.S. economy, in fact, has been quite resilient throughout 2002, after enduring many challenges.

The Federal Reserve  reduced short-term interest  rates on November  6 to
1.25 percent, the lowest level in many years. By December 31, we recognized numerous factors that may point to better economic growth prospects in the future. Consumer spending continues to be the underlying support mechanism, while inflation remains tame and personal income has increased consistently. With meager inflation, low interest rates, manageable debt burdens and rising personal income, we expect the economy to steer clear of the "double dip" recession that has been predicted by some economists.

While we do expect equity market volatility to continue, the underlying trends lead us to believe that the prospects for stocks are positive. We anticipate market support from tax relief and the possible elimination of the double taxation of dividends. While we do not expect returns similar to those experienced in the late 1990s, we believe the equity markets have the potential for positive returns in 2003.

At December 31, virtually all of the primary equity indexes had shown negative returns, although the declines were not as severe as during the first six months of the calendar year. For the last six months, the S&P 500 Index declined 10.30 percent. The other two major indexes suffered nearly as much, with the Nasdaq Composite Index declining 8.73 percent over the last six months and the Dow Jones Industrial Average declining
8.62 percent for the period.

In contrast to stocks, bonds did much better during the last six months, as evidenced by the Salomon Brothers Broad Investment Grade Index's increase of 6.27 percent for the period. Skepticism surrounding corporate accounting, along with geopolitical uncertainty, has brought out some risk aversion among investors, driving them toward the more conservative fixed income securities. Bond performance over the last six months also has been aided by low and declining inflation rates and an accommodative Federal Reserve.

The very nature of U.S. financial markets is one of fluctuation, of bulls and bears. While ongoing change can be disconcerting, we believe that the best way to approach a fluctuating market is to develop and maintain a personal financial plan. From our experience, those who adhere to a structured and consistent investment program over time take advantage of opportunities presented by the market's periodic downdrafts.

Ultimately, we believe that it is essential for serious investors to maintain a long-term perspective and to maintain a diversified portfolio. We believe that it remains important for all investors to review their investment asset allocation on a regular basis to ensure that it continues to adhere to individual risk tolerance and is adaptable to market changes.

Remember, a plan that is appropriate for you is appropriate regardless of inevitable market changes. You have a partnership with your Waddell & Reed financial advisor, and that partnership is built upon a customized program based on your specific needs. Focusing on that plan, despite market fluctuations, could be your key to a sound financial future. Thank you for your ongoing dedication and partnership.

Respectfully,
Henry J. Herrmann
President

SHAREHOLDER SUMMARY OF INTERNATIONAL GROWTH FUND
-----------------------------------------------------------------
International Growth Fund

GOALS
Seeks, as a primary goal, long-term appreciation of capital. As a secondary goal, the Fund seeks current income.

Strategy
Invests primarily in common stocks of foreign companies that the Fund's investment manager believes have the potential for long-term growth represented by economic expansion within a country or region and/or by the restructuring of particular industries.

Founded
1970

Scheduled Dividend Frequency
Semiannually (June and December)

Performance Summary - Class A Shares

   Per Share Data
  For the Six Months Ended December 31, 2002
  ------------------------------------------

  Net asset value on
    12-31-02                    $ 4.99
     6-30-02                      5.76
                                ------
  Change per share              $(0.77)
                                ======

   Past performance is not necessarily indicative of future results.

SHAREHOLDER SUMMARY OF INTERNATIONAL GROWTH FUND
-----------------------------------------------------------------
Because of ongoing market volatility, the Fund's performance may be subject to substantial short-term fluctuation and current performance may be less than the results shown below. Please check the Waddell & Reed website at www.waddell.com for more current performance information.
Average Annual Total Return (A)
                         Class A                      Class B
                      With      Without         With        Without
Period           Sales Load(B) Sales Load(C)  CDSC(D)        CDSC(E)
------            ----------   ----------    -----------    ----------
 1-year period
  ended 12-31-02   -23.40%      -18.73%         -23.04%       -19.83%
 5-year period
  ended 12-31-02    -3.17%       -2.02%           ---           ---
10-year period
  ended 12-31-02     6.66%        7.29%           ---           ---
Since inception
  of Class(F)        ---          ---           -13.02%       -12.46%

(A)Performance data represents share price appreciation (depreciation), including reinvestment of all income and capital gains distributions. Performance data represents past performance and is no guarantee of future results. Share price, investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.
(B)Performance data is based on deduction of 5.75% sales load on the initial purchase in the periods.
(C)Performance data does not take into account the sales load deducted on an initial purchase.
(D)Performance data reflects the effect of paying the applicable contingent deferred sales charge (CDSC) at a maximum of 5.00% upon redemption at the end of each of the periods.
(E)Performance data does not reflect the effect of paying the applicable CDSC upon redemption at the end of each of the periods.
(F)10-4-99 for Class B shares (the date on which shares were first acquired by shareholders).

Average Annual Total Return(A)

Period            Class C(B)   Class Y(C)
------            ----------   ----------
 1-year period
  ended 12-31-02   -19.37%      -18.24%
 5-year period
  ended 12-31-02     ---         -1.63%
10-year period
  ended 12-31-02     ---          ---
Since inception
  of Class(D)      -12.13%        3.01%

(A)Performance data represents share price appreciation (depreciation), including reinvestment of all income and capital gains distributions. Performance data represents past performance and is no guarantee of future results. Share price, investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.
(B)Performance data reflects the effect of paying the applicable contingent deferred sales charge (CDSC) at a maximum of 1.00% which declines to zero at the end of the first year after investment. (Accordingly, these returns reflect no CDSC since it only applies to Class C shares held for twelve months or less.)
(C)Performance data does not include the effect of sales charges, as Class Y shares are not subject to these charges.
(D)10-5-99 for Class C shares and 9-27-95 for Class Y shares (the date on which shares were first acquired by shareholders).

   International investing involves special risks, including political, economic and currency risks.

SHAREHOLDER SUMMARY OF INTERNATIONAL GROWTH FUND
-----------------------------------------------------------------
Portfolio Highlights

On December 31, 2002, Waddell & Reed Advisors International Growth Fund, Inc. had net assets totaling $730,143,525 invested in a diversified portfolio of:

         81.90%     Common Stocks and Right
         12.03%     Cash and Cash Equivalents and Unrealized Loss on Open
                    Forward Currency Contract
          6.07%     Other Government Security

As a shareholder of Waddell & Reed Advisors International Growth Fund, Inc., for every $100 you had invested on December 31, 2002, your Fund was invested by geographic region and by industry, respectively, as follows:

    $63.21  Europe
     12.22  Pacific Basin
     12.03  Cash and Cash Equivalents and Unrealized Loss on
            Open Forward Currency Contract
      6.07  Other Government Security
      5.22  Scandinavia
      1.25  Mexico



    $18.66  Financial Services Stocks
     16.32  Consumer Goods Stocks
     12.03  Cash and Cash Equivalents and Unrealized Loss on
            Open Forward Currency Contract
     10.20  Utilities Stocks
      6.70  Raw Materials Stocks
      6.55  Miscellaneous Stocks
      6.07  Other Government Security
      5.54  Health Care Stocks
      5.45  Consumer Services Stocks
      5.32  Energy Stocks
      3.00  Capital Goods Stocks
      2.14  Business Equipment and Services Stocks
      2.02  Retail Stocks

THE INVESTMENTS OF INTERNATIONAL GROWTH FUND
     December 31, 2002

                                              Shares        Value

COMMON STOCKS AND RIGHT
Denmark - 0.79%
 Novo Nordisk A/S, Class B  ..............  200,000  $  5,774,226
                                                     ------------

Finland - 3.59%
 Nokia Oyj  ..............................  830,000    13,184,363
 Stora Enso Oyj, R Shares ................  539,500     5,684,941
 UPM-Kymmene Oyj .........................  230,000     7,379,343
                                                     ------------
                                                       26,248,647
                                                     ------------

France - 10.92%
 AXA  ....................................  170,000     2,279,753
 Accor SA  ...............................  206,614     6,252,080
 Aventis S.A.  ...........................  100,000     5,431,230
 BNP Paribas SA  .........................  300,000    12,213,977
 Carrefour SA  ...........................  174,000     7,740,887
 Lafarge S.A.  ...........................   47,400     3,568,381
 Publicis Groupe S.A.  ...................  218,446     4,626,621
 Renault SA  .............................  122,500     5,751,599
 Societe Generale  .......................  111,200     6,470,923
 Suez  ...................................  600,000    10,405,314
 TotalFinaElf, S.A.  .....................  105,000    14,983,589
                                                     ------------
                                                       79,724,354
                                                     ------------

Germany - 6.16%
 Altana AG  ..............................  145,000     6,560,202
 BASF Aktiengesellschaft  ................  215,000     8,092,847
 Henkel Kommanditgesellschaft auf Aktien    140,000     8,851,437
 Linde AG  ...............................  135,000     4,954,162
 Munchener Ruckversicherungs - Gesellschaft
   Aktiengesellschaft ....................   70,000     8,359,691
 Siemens AG  .............................   32,000     1,358,856
 VOLKSWAGEN AKTIENGESELLSCHAFT  ..........  187,000     6,764,398
                                                     ------------
                                                       44,941,593
                                                     ------------

Hong Kong - 0.99%
 Cheung Kong (Holdings) Limited  .........   550,000    3,579,168
 Hutchison Whampoa Limited,
   Ordinary Shares .......................   585,000    3,660,657
                                                     ------------
                                                        7,239,825
                                                     ------------

Ireland - 1.96%
 Bank of Ireland (The)  ..................  626,300     6,428,854
 DePfa Deutsche Pfandbriefbank AG  .......  150,000     7,863,750
                                                     ------------
                                                       14,292,604
                                                     ------------

Italy - 10.39%
 Assicurazioni Generali S.p.A.  ..........  642,500    13,203,760
 Eni S.p.A.  .............................  824,500    13,096,997
 Saipem S.p.A.  ..........................1,800,000    12,022,101
 Telecom Italia Mobile S.p.A.  ...........2,275,000    10,376,218
 Telecom Italia S.p.A., Ordinary Shares  .2,000,000    15,161,310
 UniCredito Italiano SpA  ................3,000,000    11,984,355
                                                     ------------
                                                       75,844,741
                                                     ------------

Japan - 11.23%
 Canon Inc.  .............................  200,000     7,529,689
 Eisai Co., Ltd.  ........................  195,000     4,376,948
 Fuji Photo Film Co., Ltd.  ..............  145,000     4,726,270
 Honda Motor Co., Ltd.  ..................  200,000     7,394,930
 Kao Corporation  ........................  410,000     8,995,620
 Nintendo Co., Ltd.  .....................   40,000     3,736,208
 Nissan Motor Co., Ltd.  .................  945,900     7,377,271
 Nomura Holdings, Inc.  ..................1,000,000    11,235,577
 Sony Corporation  .......................  165,000     6,892,950
 Takeda Chemical Industries, Ltd.  .......  304,000    12,699,739
 Toyota Motor Corporation  ...............  261,300     7,020,525
                                                     ------------
                                                       81,985,727
                                                     ------------

Luxembourg - 1.33%
 ARCELOR*  ...............................  792,200     9,734,886
                                                     ------------

Mexico - 1.25%
 Telefonos de Mexico, S.A. de C.V., ADR  .  285,000     9,114,300
                                                     ------------

Netherlands - 3.48%
 ABN AMRO Holding N.V.  ..................  150,000     2,450,345
 Koninklijke KPN N.V.*  ..................1,150,000     7,475,805
 Royal Dutch Petroleum Company*  .........  100,700     4,429,247
 Unilever N.V.- Certicaaten Van Aandelen    180,000    11,050,141
                                                     ------------
                                                       25,405,538
                                                     ------------

Portugal - 1.65%
 Portugal Telecom, SGPS, S.A.  ...........1,750,000    12,018,431
                                                     ------------

Spain - 2.87%
 Acesa Infraestructuras, S.A.  ...........  459,000     5,197,624
 Acesa Infraestructuras, S.A., Right*  ...  459,000       264,694
 Banco Bilbao Vizcaya Argentaria, S.A.  ..  760,000     7,267,363
 Banco Santander Central Hispano, S.A.  ..  550,000     3,771,455
 Telefonica, S.A.*  ......................  500,000     4,471,852
                                                     ------------
                                                       20,972,988
                                                     ------------

Sweden - 0.84%
 Nordea AB  ..............................1,390,000     6,138,771
                                                     ------------

Switzerland - 3.46%
 Clariant AG, Registered Shares  .........  354,500     5,664,413
 Credit Suisse Group, Registered Shares*    300,000     6,507,122
 Nestle S.A., Registered Shares  .........   35,400     7,499,241
 Novartis AG, Registered Shares  .........   95,000     3,465,223
 Roche Holdings AG, Genussschein  ........   30,600     2,131,668
                                                     ------------
                                                       25,267,667
                                                     ------------

United Kingdom - 20.99%
 BHP Billiton Plc  .......................  857,700     4,579,988
 British American Tobacco Plc  ...........  400,000     3,995,027
 British Sky Broadcasting Group plc*  ....1,300,000    13,370,947
 British Sky Broadcasting Group plc (A)*    235,000     2,417,056
 Capita Group plc (The)  .................  810,000     3,226,846
 Compass Group PLC  ......................  750,000     3,983,760
 Diageo plc  .............................1,700,000    18,470,160
 HSBC Holdings plc  ......................  780,000     8,618,925
 John Wood Group PLC  ....................2,465,000     6,378,020
 Lloyds TSB Group plc  ...................  816,800     5,863,657
 NEXT Group Plc  .........................  258,200     3,060,885
 Pearson plc  ............................  600,000     5,548,291
 Reckitt Benckiser plc  ..................1,000,000    19,395,680
 Reed Elsevier plc  ......................1,426,700    12,216,935
 Rio Tinto plc  ..........................  600,000    11,975,424
 Royal Bank of Scotland Group plc (The)  .  650,000    15,568,051
 Vodafone Group Plc  .....................8,000,000    14,582,976
                                                     ------------
                                                      153,252,628
                                                     ------------

TOTAL COMMON STOCKS AND RIGHT - 81.90%               $597,956,926
 (Cost: $626,608,598)

                                           Principal
                                           Amount in
                                           Thousands

OTHER GOVERNMENT SECURITY - 6.07%
Germany
 Bundesschwatzanweisungen Treasury Note,
   4.25%, 6-13-03 (B) .................... EUR42,000 $ 44,314,433
                                                     ------------
 (Cost: $41,854,934)

                                                Face
                                           Amount in
                                           Thousands

UNREALIZED LOSS ON OPEN FORWARD
CURRENCY CONTRACTS - (0.38%)
Japanese Yen, 1-28-03 (B) ................Y2,690,595 $ (2,102,570)
Japanese Yen, 1-28-03 (B) ................ 2,690,595     (681,146)
                                                     ------------
                                                     $ (2,783,716)
                                                     ------------

                                           Principal
                                           Amount in
                                           Thousands

SHORT-TERM SECURITIES
Commercial Paper
 Beverages - 0.69%
 Diageo Capital plc,
   1.32%, 1-8-03 .........................  $ 5,000     4,998,717
                                                     ------------

 Chemicals - Petroleum and Inorganic - 0.58%
 du Pont (E.I.) de Nemours and Company,
   1.30036%, Master Note .................    4,212     4,212,000
                                                     ------------

 Food and Related - 0.27%
 General Mills, Inc.,
   1.53%, Master Note ....................    2,003     2,003,000
                                                     ------------

 Health Care - Drugs - 5.70%
 Alcon Finance PLC (Nestle S.A.),
   1.3%, 1-13-03 .........................   25,000    24,989,167
 GlaxoSmithKline Finance plc,
   1.32%, 1-13-03 ........................    3,650     3,648,394
 Pharmacia Corporation:
   1.3%, 1-16-03 .........................    8,000     7,995,667
   1.32%, 1-21-03 ........................    5,000     4,996,333
                                                     ------------
                                                       41,629,561
                                                     ------------

 Petroleum - International - 0.68%
 BP America Inc.,
   1.3%, 1-16-03 .........................    5,000     4,997,292
                                                     ------------

 Security and Commodity Brokers - 4.11%
 UBS Finance Delaware LLC,
   1.2%, 1-2-03 ..........................   30,000    29,999,000
                                                     ------------

Total Commercial Paper - 12.03%                        87,839,570

Municipal Obligation - 0.59%
 California
 California Pollution Control Financing
   Authority, Environmental Improvement
   Revenue Bonds, Shell Oil Company Project,
   Series 1998A (Taxable),
   1.2%, 1-2-03 ..........................     4,317    4,317,000
                                                     ------------

TOTAL SHORT-TERM SECURITIES - 12.62%                 $ 92,156,570
 (Cost: $92,156,570)

TOTAL INVESTMENT SECURITIES - 100.21%                $731,644,213
 (Cost: $760,620,102)

LIABILITIES, NET OF CASH AND OTHER ASSETS - (0.21%)    (1,500,688)

NET ASSETS - 100.00%                                 $730,143,525


Notes to Schedule of Investments

  *No dividends were paid during the preceding 12 months.

(A)Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2002, the value of this security amounted to 0.33% of net assets.

(B)Principal amounts are denominated in the indicated foreign currency, where applicable (EUR - Euro, Y - Japanese Yen).

   See Note 1 to financial statements for security valuation and other significant accounting policies concerning investments.

   See Note 3 to financial statements for cost and unrealized appreciation and depreciation of investments owned for Federal income tax purposes.

STATEMENT OF ASSETS AND LIABILITIES
     INTERNATIONAL GROWTH FUND
     December 31, 2002
     (In Thousands, Except for Per Share Amounts)
ASSETS
 Investment securities -- at value (Notes 1 and 3)       $731,644
 Cash  ............................................             1
 Receivables:
   Dividends and interest .........................         1,767
   Fund shares sold ...............................         1,000
 Prepaid insurance premium  .......................            27
                                                         --------
    Total assets  .................................       734,439
                                                         --------
LIABILITIES
 Payable to Fund shareholders  ....................         3,610
 Accrued shareholder servicing (Note 2)  ..........           344
 Accrued service fee (Note 2)  ....................           141
 Accrued management fee (Note 2)  .................            17
 Accrued accounting services fee (Note 2)  ........             7
 Accrued distribution fee (Note 2)  ...............             7
 Other  ...........................................           169
                                                         --------
    Total liabilities  ............................         4,295
                                                         --------
      Total net assets ............................      $730,144
                                                         ========
NET ASSETS
 $1.00 par value capital stock:
   Capital stock ..................................    $  146,344
   Additional paid-in capital .....................     1,087,819
 Accumulated undistributed loss:
   Accumulated undistributed net investment loss ..        (1,032)
   Accumulated undistributed net realized loss
    on investment transactions  ...................      (474,142)
   Net unrealized depreciation in value of investments    (26,192)
   Net unrealized depreciation in value of foreign
    currency exchange  ............................        (2,653)
                                                        ---------
    Net assets applicable to outstanding
      units of capital ............................     $ 730,144
                                                        =========
Net asset value per share (net assets divided
 by shares outstanding):
 Class A  .........................................         $4.99
 Class B  .........................................         $4.81
 Class C  .........................................         $4.87
 Class Y  .........................................         $5.02
Capital shares outstanding:
 Class A  .........................................       138,617
 Class B  .........................................         3,639
 Class C  .........................................         1,538
 Class Y  .........................................         2,550
Capital shares authorized .........................       400,000

See Notes to Financial Statements.

STATEMENT OF OPERATIONS
     INTERNATIONAL GROWTH FUND
     For the Six Months Ended December 31, 2002
     (In Thousands)

INVESTMENT LOSS
 Income (Note 1B):
   Dividends (net of foreign withholding
    taxes of $145)  ................................     $  4,669
   Interest and amortization .......................        1,653
                                                         --------
    Total income  ..................................        6,322
                                                         --------
 Expenses (Note 2):
   Investment management fee .......................        3,344
   Shareholder servicing:
    Class A  .......................................        1,748
    Class B  .......................................          103
    Class C  .......................................           23
    Class Y  .......................................           11
   Service fee:
    Class A  .......................................          877
    Class B  .......................................           22
    Class C  .......................................            9
   Custodian fees ..................................          381
   Distribution fee:
    Class A  .......................................           58
    Class B  .......................................           67
    Class C  .......................................           27
   Accounting services fee .........................           47
   Audit fees ......................................           14
   Legal fees ......................................            7
   Other ...........................................          148
                                                         --------
    Total expenses  ................................        6,886
                                                         --------
       Net investment loss  ........................         (564)
                                                         --------
REALIZED AND UNREALIZED LOSS ON
INVESTMENTS (NOTES 1 AND 3)
 Realized net loss on securities  ..................      (90,743)
 Realized net loss on foreign currency transactions          (267)
                                                         --------
   Realized net loss on investments ................      (91,010)
                                                         --------
 Unrealized depreciation in value of securities
   during the period................................      (20,050)
 Unrealized depreciation in value of foreign
   currency exchange during the period .............         (502)
                                                         --------
   Unrealized depreciation in value of investments
    during the period  .............................      (20,552)
                                                         --------
    Net loss on investments  .......................     (111,562)
                                                         --------
      Net decrease in net assets resulting from
       operations  .................................    $(112,126)
                                                         ========
See Notes to Financial Statements.

STATEMENT OF CHANGES IN NET ASSETS
     INTERNATIONAL GROWTH FUND
     (In Thousands)

                                           For the      For the
                                        six months    fiscal year
                                            ended        ended
                                        December 31,     June 30,
                                             2002         2002
DECREASE IN NET ASSETS                  ------------  ------------
 Operations:
   Net investment income (loss) ........   $    (564) $     1,487
   Realized net loss
    on investments  ....................     (91,010)    (144,198)
   Unrealized depreciation .............     (20,552)     (18,628)
                                           ---------   ----------
    Net decrease in net assets
      resulting from operations ........    (112,126)    (161,339)
                                           ---------   ----------
 Distributions to shareholders from (Note 1F):(1)
   Net investment income:
    Class A  ...........................         ---       (4,637)
    Class B  ...........................         ---          ---
    Class C  ...........................         ---          ---
    Class Y  ...........................         ---          (95)
   Realized gains on securities transactions:
    Class A  ...........................         ---         (154)
    Class B  ...........................         ---           (3)
    Class C  ...........................         ---           (1)
    Class Y  ...........................         ---           (2)
                                           ---------   ----------
                                                 ---       (4,892)
                                           ---------   ----------
 Capital share transactions (Note 5)  ..     (75,117)     (80,219)
                                           ---------   ----------
      Total decrease ...................    (187,243)    (246,450)
NET ASSETS
 Beginning of period  ..................     917,387    1,163,837
                                           ---------   ----------
 End of period  ........................   $ 730,144   $  917,387
                                           =========   ==========
   Undistributed net investment
    loss  ..............................   $  (1,032)   $    (201)
                                           =========   ==========

(1)See "Financial Highlights" on pages 16 - 19.

See Notes to Financial Statements.

FINANCIAL HIGHLIGHTS
     INTERNATIONAL GROWTH FUND
     Class A Shares
     For a Share of Capital Stock Outstanding Throughout Each Period:

                    For the
                 six months    For the fiscal year ended June 30,
                      ended    ----------------------------------
                   12-31-02    2002   2001    2000   1999    1998
                   --------  ------ ------  ------ ------  ------
Net asset value,
 beginning of
 period  ...........  $5.76   $6.79 $12.43  $ 9.97 $11.85  $10.61
                      -----   ----- ------  ------ ------  ------
Income (loss) from investment
 operations:
 Net investment
   income (loss) ...  (0.00)   0.01   0.06   (0.04)  0.05    0.07
 Net realized and
   unrealized gain
   (loss) on
   investments .....  (0.77)  (1.01) (3.31)   3.96  (0.74)   3.01
                      -----   ----- ------  ------ ------  ------
Total from investment
 operations   ......  (0.77)  (1.00) (3.25)   3.92  (0.69)   3.08
                      -----   ----- ------  ------ ------  ------
Less distributions from:
 Net investment
   income ..........  (0.00)  (0.03) (0.03)  (0.02) (0.04)  (0.06)
 Capital gains  ....  (0.00)  (0.00)*(2.36)  (1.44) (1.15)  (1.78)
                      -----   ----- ------  ------ ------  ------
Total distributions   (0.00)  (0.03) (2.39)  (1.46) (1.19)  (1.84)
                      -----   ----- ------  ------ ------  ------
Net asset value,
 end of period  ....  $4.99   $5.76 $ 6.79  $12.43 $ 9.97  $11.85
                      =====   ===== ======  ====== ======  ======
Total return(1) .... -13.37% -14.75%-28.74%  39.43% -5.40%  34.49%
Net assets, end of
 period (in millions)  $692    $874 $1,128  $1,713 $1,252  $1,331
Ratio of expenses to
 average net assets    1.72%(2)1.61%  1.44%   1.41%  1.30%   1.23%
Ratio of net investment
 income (loss) to
 average net assets   -0.11%(2)0.17%  0.71%  -0.32%  0.52%   0.67%
Portfolio turnover
 rate  .............  49.79% 120.90%117.89% 112.68%149.45% 114.34%

  *Not shown due to rounding.
(1)Total return calculated without taking into account the sales load deducted on an initial purchase.
(2)Annualized.

See Notes to Financial Statements.

FINANCIAL HIGHLIGHTS
     INTERNATIONAL GROWTH FUND
     Class B Shares
     For a Share of Capital Stock Outstanding Throughout Each Period:

                                                                 For the
                                                                  period
                    For the            For the fiscal               from
                 six months          year ended June 30,         10-4-99(1)
                      ended        ----------------------        through
                   12-31-02           2002           2001        6-30-00
                   --------        ----------------------        -------
Net asset value,
 beginning of period  $5.59          $6.65         $12.34         $10.79
                      -----          -----         ------         ------
Income (loss) from investment
 operations:
 Net investment income(0.04)         (0.05)         (0.04)         (0.00)
 Net realized and
   unrealized gain (loss)
   on investments ..  (0.74)         (1.01)         (3.29)          2.99
                      -----          -----          -----          -----
Total from investment
 operations  .......  (0.78)         (1.06)         (3.33)          2.99
                      -----          -----          -----          -----
Less distributions from:
 Net investment
   income ..........  (0.00)         (0.00)         (0.00)         (0.00)
 Capital gains  ....  (0.00)         (0.00)*        (2.36)         (1.44)
                      -----          -----          -----          -----
Total distributions   (0.00)         (0.00)         (2.36)         (1.44)
                      -----          -----          -----          -----
Net asset value,
 end of period  ....  $4.81          $5.59          $6.65         $12.34
                      =====          =====          =====         ======
Total return ....... -14.11%        -15.78%        -29.70%         38.20%
Net assets, end of
 period (in
 millions)  ........    $18            $20            $19            $19
Ratio of expenses to
 average net assets    3.18%(2)       3.01%          2.73%(2)       2.71%(2)
Ratio of net investment
 income to average
 net assets  .......  -1.58%(2)      -1.19%         -0.54%(2)      -0.97%(2)
Portfolio turnover
 rate  .............  49.79%        120.90%        117.89%        112.68%(3)

  *Not shown due to rounding.
(1)Commencement of operations of the class.
(2)Annualized.
(3)For the twelve months ended June 30, 2000.

See Notes to Financial Statements.

FINANCIAL HIGHLIGHTS
     INTERNATIONAL GROWTH FUND
     Class C Shares
     For a Share of Capital Stock Outstanding Throughout Each Period:

                                                                 For the
                                                                  period
                    For the            For the fiscal               from
                 six months          year ended June 30,         10-5-99(1)
                      ended        ----------------------        through
                   12-31-02           2002           2001        6-30-00
                   --------        ----------------------        -------
Net asset value,
 beginning of period  $5.64          $6.68         $12.36         $10.78
                      -----          -----         ------         ------
Income (loss) from investment
 operations:
 Net investment income(0.02)         (0.02)         (0.03)          0.01
 Net realized and
   unrealized gain (loss)
   on investments ..  (0.75)         (1.04)         (3.29)          3.01
                      -----          -----          -----          -----
Total from investment
 operations  .......  (0.77)         (1.04)         (3.32)          3.02
                      -----          -----          -----          -----
Less distributions from:
 Net investment
   income ..........  (0.00)         (0.00)         (0.00)         (0.00)
 Capital gains  ....  (0.00)         (0.00)*        (2.36)         (1.44)
                      -----          -----          -----          -----
Total distributions   (0.00)         (0.00)         (2.36)         (1.44)
                      -----          -----          -----          -----
Net asset value,
 end of period  ....  $4.87          $5.64          $6.68         $12.36
                      =====          =====          =====         ======
Total return ....... -13.65%        -15.56%        -29.56%         38.43%
Net assets, end of
 period (in
 millions)  ........     $7             $8             $3             $3
Ratio of expenses to
 average net assets    2.65%(2)       2.55%          2.54%(2)       2.50%(2)
Ratio of net investment
 income to average
 net assets  .......  -1.05%(2)      -0.69%         -0.32%(2)      -0.73%(2)
Portfolio turnover
 rate  .............  49.79%        120.90%        117.89%        112.68%(3)

  *Not shown due to rounding.
(1)Commencement of operations of the class.
(2)Annualized.
(3)For the twelve months ended June 30, 2000.

See Notes to Financial Statements.

FINANCIAL HIGHLIGHTS
     INTERNATIONAL GROWTH FUND
     Class Y Shares
     For a Share of Capital Stock Outstanding Throughout Each Period:

                    For the
                 six months    For the fiscal year ended June 30,
                      ended    ----------------------------------
                   12-31-02    2002   2001    2000   1999    1998
                   --------  ------ ------  ------ ------  ------
Net asset value,
 beginning of period  $5.78   $6.79 $12.46  $ 9.97 $11.85  $10.62
                      -----   ----- ------  ------ ------  ------
Income (loss) from investment
 operations:
 Net investment
   income (loss) ...   0.01    0.04   0.09   (0.01)  0.09    0.10
 Net realized and
   unrealized gain (loss)
   on investments ..  (0.77)  (1.01) (3.32)   3.98  (0.74)   3.00
                      -----   ----- ------  ------ ------  ------
Total from investment
 operations ........  (0.76)  (0.97) (3.23)   3.97  (0.65)   3.10
                      -----   ----- ------  ------ ------  ------
Less distributions from:
 Net investment
   income ..........  (0.00)  (0.04) (0.08)  (0.04) (0.08)  (0.09)
 Capital gains  ....  (0.00)  (0.00)*(2.36)  (1.44) (1.15)  (1.78)
                      -----   ----- ------  ------ ------  ------
Total distributions   (0.00)  (0.04) (2.44)  (1.48) (1.23)  (1.87)
                      -----   ----- ------  ------ ------  ------
Net asset value,
 end of period  ....  $5.02   $5.78 $ 6.79  $12.46 $ 9.97  $11.85
                      =====   ===== ======  ====== ======  ======
Total return ....... -13.15% -14.28%-28.51%  39.97% -5.06%  34.71%
Net assets, end of
 period (in millions)   $13     $15    $14     $20     $9      $9
Ratio of expenses to
 average net assets    1.16%(1)1.15%  1.10%   1.12%  0.99%   0.97%
Ratio of net investment
 income to average
 net assets  .......   0.42%(1)0.73%  1.05%   0.03%  0.85%   0.93%
Portfolio
 turnover rate  ....  49.79% 120.90%117.89% 112.68%149.45% 114.34%

  *Not shown due to rounding.
(1)Annualized.
See Notes to Financial Statements.

NOTES TO FINANCIAL STATEMENTS
     December 31, 2002

NOTE 1 -- Significant Accounting Policies

Waddell & Reed Advisors International Growth Fund, Inc. (the "Fund") is registered under the Investment Company Act of 1940 as a diversified, open-end management investment company. Its investment objective is long-term appreciation. Realization of income is a secondary goal. The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America.

A. Security valuation -- Each stock and convertible bond is valued at the latest sale price thereof on each business day of the fiscal period as reported by the principal securities exchange on which the issue is traded or, if no sale is reported for a stock, the average of the latest bid and asked prices. Bonds, other than convertible bonds, are valued using a pricing system provided by a pricing service or dealer in bonds. Convertible bonds are valued using this pricing system only on days when there is no sale reported. Stocks which are traded over-the-counter are priced using the Nasdaq Stock Market, which provides information on bid and asked prices quoted by major dealers in such stocks. Restricted securities and securities for which quotations are not readily available are valued as determined in good faith in accordance with procedures established by and under the general supervision of the Fund's Board of Directors. Short-term debt securities are valued at amortized cost, which approximates market value.

B. Security transactions and related investment income -- Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Securities gains and losses are calculated on the identified cost basis. Dividend income is recorded on the ex-dividend date except that certain dividends from foreign securities are recorded as soon as the Fund is informed of the ex-dividend date. Interest income is recorded on the accrual basis. See Note 3 -- Investment Securities Transactions.

C. Foreign currency translations -- All assets and liabilities denominated in foreign currencies are translated into U.S. dollars daily. Purchases and sales of investment securities and accruals of income and expenses are translated at the rate of exchange prevailing on the date of the transaction. For assets and liabilities other than investments in securities, net realized and unrealized gains and losses from foreign currency translations arise from changes in currency exchange rates. The Fund combines fluctuations from currency exchange rates and fluctuations in market value when computing net realized and unrealized gain or loss from investments.

D. Forward foreign currency exchange contracts -- A forward foreign currency exchange contract (Forward Contract) is an obligation to purchase or sell a specific currency at a future date at a fixed price. Forward Contracts are "marked-to-market" daily at the applicable translation rates and the resulting unrealized gains or losses are reflected in the Fund's financial statements. Gains or losses are realized by the Fund at the time the forward contract is extinguished. Contracts may be extinguished either by entry into a closing transaction or by delivery of the currency. Risks may arise from the possibility that the other party will not complete the obligations of the contract and from unanticipated movements in the value of the foreign currency relative to the U.S. dollar. The Fund uses forward contracts to attempt to reduce the overall risk of its investments.

E. Federal income taxes -- It is the Fund's policy to distribute all of its taxable income and capital gains to its shareholders and otherwise qualify as a regulated investment company under Subchapter M of the Internal Revenue Code. In addition, the Fund intends to pay distributions as required to avoid imposition of excise tax. Accordingly, provision has not been made for Federal income taxes. See Note 4 -- Federal Income Tax Matters.

F. Dividends and distributions -- Dividends and distributions to shareholders are recorded by the Fund on the business day following record date. Net investment income dividends and capital gains distributions are determined in accordance with income tax regulations which may differ from accounting principles generally accepted in the United States of America. These differences are due to differing treatments for items such as deferral of wash sales and post-October losses, foreign currency transactions, net operating losses and expiring capital loss carryovers.

The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

NOTE 2 -- Investment Management and Payments to Affiliated Persons

Waddell & Reed Investment Management Company ("WRIMCO"), a wholly owned subsidiary of Waddell & Reed, Inc. ("W&R"), serves as the Fund's investment manager. The Fund pays a fee for investment management services. The fee is computed daily based on the net asset value at the close of business. The fee is payable by the Fund at the annual rates of: 0.85% of net assets up to $1 billion, 0.83% of net assets over $1 billion and up to $2 billion, 0.80% of net assets over $2 billion and up to $3 billion, and 0.76% of net assets over $3 billion. The Fund accrues and pays this fee daily. The Fund also reimburses WRIMCO for certain expenses, including additional Fund-related security costs incurred by WRIMCO as a result of the September 11, 2001 terrorist activities. The amount reimbursed represents the Fund's share of incremental security-related costs including the cost of using private transportation for WRIMCO's personnel in lieu of commercial transportation, certain security-related personnel and facilities costs. At December 31, 2002, additional security costs amounted to $19,283, which is included in other expenses.

The Fund has an Accounting Services Agreement with Waddell & Reed Services Company ("WRSCO"), a wholly owned subsidiary of W&R. Under the agreement, WRSCO acts as the agent in providing bookkeeping and accounting services and assistance to the Fund, including maintenance of Fund records, pricing of Fund shares, preparation of prospectuses for existing shareholders, preparation of proxy statements and certain shareholder reports. For these services, the Fund pays WRSCO a monthly fee of one-twelfth of the annual fee shown in the following table.

                            Accounting Services Fee
                  Average
               Net Asset Level           Annual Fee
          (all dollars in millions) Rate for Each Level
          ------------------------- -------------------
           From $    0 to $   10          $      0
           From $   10 to $   25          $ 11,000
           From $   25 to $   50          $ 22,000
           From $   50 to $  100          $ 33,000
           From $  100 to $  200          $ 44,000
           From $  200 to $  350          $ 55,000
           From $  350 to $  550          $ 66,000
           From $  550 to $  750          $ 77,000
           From $  750 to $1,000          $ 93,500
                $1,000 and Over           $110,000

In addition, for each class of shares in excess of one, the Fund pays WRSCO a monthly per-class fee equal to 2.5% of the monthly base fee.

For Class A, Class B and Class C shares, the Fund pays WRSCO a monthly per account charge for shareholder servicing of $1.5292 for each shareholder account which was in existence at any time during the prior month. With respect to Class Y shares, the Fund pays WRSCO a monthly fee at an annual rate of 0.15% of the average daily net assets of the class for the preceding month. The Fund also reimburses W&R and WRSCO for certain out-of-pocket costs for all classes.

As principal underwriter for the Fund's shares, W&R received gross sales commissions for Class A shares (which are not an expense of the Fund) of $628,677. During the period ended December 31, 2002, W&R received $22,229 and $83 in deferred sales charges for Class B and Class C shares, respectively. With respect to Class A, Class B and Class C shares, W&R paid sales commissions of $393,321 and all expenses in connection with the sale of Fund shares, except for registration fees and related expenses.

Under a Distribution and Service Plan for Class A shares adopted by the Fund pursuant to Rule 12b-1 under the Investment Company Act of 1940, the Fund may pay a distribution and/or service fee to W&R in an amount not to exceed 0.25% of the Fund's Class A average annual net assets. The fee is to be paid to reimburse W&R for amounts it expends in connection with the distribution of the Class A shares and/or provision of personal services to Fund shareholders and/or maintenance of shareholder accounts.

Under the Distribution and Service Plan adopted by the Fund for Class B and Class C shares, respectively, the Fund may pay W&R a service fee of up to 0.25%, on an annual basis, of the average daily net assets of the class to compensate W&R for providing services to shareholders of that class and/or maintaining shareholder accounts for that class and a distribution fee of up to 0.75%, on an annual basis, of the average daily net assets of the class to compensate W&R for distributing the shares of that class. The Class B Plan and the Class C Plan each permit W&R to receive compensation, through the distribution and service fee, respectively, for its distribution activities for that class, which are similar to the distribution activities described with respect to the Class A Plan, and for its activities in providing personal services to shareholders of that class and/or maintaining shareholder accounts of that class, which are similar to the corresponding activities for which it is entitled to reimbursement under the Class A Plan.

The Fund paid Directors' fees of $17,674, which are included in other expenses.

W&R is a subsidiary of Waddell & Reed Financial, Inc., a public holding company, and a direct subsidiary of Waddell & Reed Financial Services, Inc., a holding company.

NOTE 3 -- Investment Securities Transactions

Purchases of investment securities, other than short-term securities and United States Government obligations, aggregated $315,880,323, while proceeds from maturities and sales aggregated $365,455,104. Purchases of short-term securities and U.S. Government securities aggregated $3,521,611,967 and $99,276,679, respectively. Proceeds from maturities and sales of short-term securities and U.S. Government securities aggregated $3,535,283,462 and $124,403,444, respectively.

For Federal income tax purposes, cost of investments owned at December 31, 2002 was $761,191,914, resulting in net unrealized depreciation of $26,763,985, of which $31,085,520 related to appreciated securities and $57,849,505 related to depreciated securities.

NOTE 4 -- Federal Income Tax Matters

For Federal income tax purposes, the Fund's distributed and undistributed earnings and profit for the fiscal year ended June 30, 2002 and the related capital loss carryover and post-October activity were as follows:

Net ordinary income ............ $        ---
Distributed ordinary income ....          ---
Undistributed ordinary income ..          ---

Realized long-term capital gains                      ---
Distributed long-term capital gains                   ---
Undistributed long-term capital gains                 ---

Capital loss carryover .........  198,208,779

Post-October losses deferred ...   96,713,953


Internal Revenue Code regulations permit the Fund to defer into its next fiscal year net capital losses or net long-term capital losses and net foreign currency losses incurred between each November 1 and the end of its fiscal year ("post-October losses").

Capital loss carryovers are available to offset future realized capital gain net income for Federal income tax purposes. The following shows the totals by year in which the capital loss carryovers will expire if not utilized.

June 30, 2009................... $ 90,150,991
June 30, 2010...................  198,208,779
                                 ------------
Total carryover................. $288,359,770
                                 ============

NOTE 5 -- Multiclass Operations

The Fund currently offers four classes of shares, Class A, Class B, Class C and Class Y, each of which have equal rights as to assets and voting privileges. Class Y shares are not subject to a sales charge on purchases, are not subject to a Rule 12b-1 Distribution and Service Plan and are subject to a separate shareholder servicing fee structure. A comprehensive discussion of the terms under which shares of each class are offered is contained in the Prospectus and the Statement of Additional Information for the Fund.

Income, non-class specific expenses, and realized and unrealized gains and losses are allocated daily to each class of shares based on the value of their relative net assets as of the beginning of each day adjusted for the prior day's capital share activity.

Transactions in capital stock are summarized below.  Amounts are in thousands.

                                           For the          For the
                                         six months         fiscal
                                            ended           year ended
                                        December 31,         June 30,
                                                2002         2002
                                        ------------ ------------
Shares issued from sale of shares:
 Class A  ..............................     110,710      273,103
 Class B  ..............................         548        1,631
 Class C  ..............................         562        1,411
 Class Y  ..............................      12,861        3,327
Shares issued from reinvestment of dividends
 and/or capital gains distribution:
 Class A  ..............................         ---          769
 Class B  ..............................         ---            1
 Class C  ..............................         ---          ---*
 Class Y  ..............................         ---           16
Shares redeemed:
 Class A  ..............................    (123,802)    (288,338)
 Class B  ..............................        (466)        (925)
 Class C  ..............................        (433)        (523)
 Class Y  ..............................     (12,954)      (2,704)
                                          ----------  -----------
Decrease in outstanding
 capital shares   ......................     (12,974)     (12,232)
                                          ==========  ===========
Value issued from sale of shares:
 Class A  ..............................   $ 564,731   $1,662,852
 Class B  ..............................       2,716        9,656
 Class C  ..............................       2,781        8,403
 Class Y  ..............................      64,728       19,832
Value issued from reinvestment of dividends
 and/or capital gains distribution:
 Class A  ..............................         ---        4,613
 Class B  ..............................         ---            3
 Class C  ..............................         ---            1
 Class Y  ..............................         ---           97
Value redeemed:
 Class A  ..............................    (639,741)  (1,761,071)
 Class B  ..............................      (2,294)      (5,469)
 Class C  ..............................      (2,135)      (3,084)
 Class Y  ..............................     (65,903)     (16,052)
                                            --------   ----------
Decrease in outstanding
 capital  ..............................   $ (75,117)  $  (80,219)
                                           =========   ==========

*Not shown due to rounding.

INDEPENDENT AUDITORS' REPORT

The Board of Directors and Shareholders,
Waddell & Reed Advisors International Growth Fund, Inc.:


We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Waddell & Reed Advisors International Growth Fund, Inc. (the "Fund") as of December 31, 2002, and the related statement of operations for the six-month period then ended, the statements of changes in net assets for the six-month period then ended and the fiscal year ended June 30, 2002, and the financial highlights for the six-month period ended December 31, 2002 and for each of the five fiscal years in the period ended June 30, 2002. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2002, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Waddell & Reed Advisors International Growth Fund, Inc. as of December 31, 2002, the results of its operations for the six-month period then ended, the changes in its net assets for the six-month period then ended and the fiscal year ended June 30, 2002, and the financial highlights for the periods presented, in conformity with accounting principles generally accepted in the United States of America.



Deloitte & Touche LLP
Kansas City, Missouri
February 7, 2003

DIRECTORS
Keith A. Tucker, Chairman of the Board
James M. Concannon
John A. Dillingham
David P. Gardner
Linda K. Graves
Joseph Harroz, Jr.
John F. Hayes
Robert L. Hechler
Henry J. Herrmann
Glendon E. Johnson
Frank J. Ross, Jr.
Eleanor B. Schwartz
Frederick Vogel III

OFFICERS
Henry J. Herrmann, President
Theodore W. Howard, Vice President and Treasurer
Thomas A. Mengel, Vice President
Kristen A. Richards, Vice President and Secretary
Daniel C. Schulte, Vice President
Michael D. Strohm, Vice President

To all traditional IRA Planholders:

As required by law, income tax will automatically be withheld from any distribution or withdrawal from a traditional IRA unless you make a written election not to have taxes withheld. The election may be made on the distribution/withdrawal form provided by Waddell & Reed, Inc. which can be obtained from your Waddell & Reed financial advisor or by submitting Internal Revenue Service Form W-4P. Once made, an election can be revoked by providing written notice to Waddell & Reed, Inc. If you elect not to have tax withheld you may be required to make payments of estimated tax. Penalties may be imposed by the IRS if withholding and estimated tax payments are not adequate.

The Waddell & Reed Advisors Group of Mutual Funds

Waddell & Reed Advisors Accumulative Fund
Waddell & Reed Advisors Asset Strategy Fund, Inc.
Waddell & Reed Advisors Bond Fund
Waddell & Reed Advisors Cash Management, Inc.
Waddell & Reed Advisors Continental Income Fund, Inc.
Waddell & Reed Advisors Core Investment Fund
Waddell & Reed Advisors Global Bond Fund, Inc.
Waddell & Reed Advisors Government Securities Fund
Waddell & Reed Advisors High Income Fund, Inc.
Waddell & Reed Advisors International Growth Fund, Inc.
Waddell & Reed Advisors Limited-Term Bond Fund
Waddell & Reed Advisors Municipal Bond Fund, Inc.
Waddell & Reed Advisors Municipal High Income Fund, Inc.
Waddell & Reed Advisors New Concepts Fund, Inc.
Waddell & Reed Advisors Retirement Shares, Inc.
Waddell & Reed Advisors Science and Technology Fund
Waddell & Reed Advisors Small Cap Fund, Inc.
Waddell & Reed Advisors Tax-Managed Equity Fund, Inc.
Waddell & Reed Advisors Value Fund, Inc.
Waddell & Reed Advisors Vanguard Fund, Inc.



------------------------------------

FOR MORE INFORMATION:
Contact your financial advisor, or your
local office as listed on your
Account Statement, or contact:
  WADDELL & REED
  CLIENT SERVICES
  6300 Lamar Avenue
  P.O. Box 29217
  Shawnee Mission, KS  66201-9217
  (888) WADDELL
  (888) 923-3355


Our INTERNET address is:
  http://www.waddell.com

NUR1002SA(12-02)

For more complete information regarding any of the mutual funds in Waddell & Reed Advisors Funds, including charges and expenses, please obtain the Fund's prospectus by calling or writing to the number or address listed above. Please read the prospectus carefully before investing.